Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000004006 | OTP Bank
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000004006 | National Bank of Greece
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000004006 | D-MARKET Elektronik Hizmetler ve Ticaret
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000004006 | Halyk Savings Bank of Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000004006 | Eurobank Ergasias Services & Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004006 | Powszechny Zaklad Ubezpieczen
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004006 | BIM Birlesik Magazalar
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004006 | Powszechna Kasa Oszczednosci Bank Polski
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004006 | Haci Omer Sabanci Holding
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004006 | InPost
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004006 | Financials
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000004006 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000004006 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000004006 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000004006 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004006 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004006 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004006 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000004006 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004006 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184316 | OTP Bank
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000184316 | National Bank of Greece
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000184316 | D-MARKET Elektronik Hizmetler ve Ticaret
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000184316 | Halyk Savings Bank of Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000184316 | Eurobank Ergasias Services & Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000184316 | Powszechny Zaklad Ubezpieczen
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000184316 | BIM Birlesik Magazalar
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184316 | Powszechna Kasa Oszczednosci Bank Polski
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184316 | Haci Omer Sabanci Holding
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184316 | InPost
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000184316 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000184316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000184316 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184316 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184316 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000184316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000184316 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000225806 | OTP Bank
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000225806 | National Bank of Greece
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225806 | D-MARKET Elektronik Hizmetler ve Ticaret
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000225806 | Halyk Savings Bank of Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225806 | Eurobank Ergasias Services & Holdings
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000225806 | Powszechny Zaklad Ubezpieczen
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000225806 | BIM Birlesik Magazalar
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225806 | Powszechna Kasa Oszczednosci Bank Polski
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000225806 | Haci Omer Sabanci Holding
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225806 | InPost
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000225806 | Financials
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000225806 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000225806 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000225806 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225806 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225806 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225806 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000225806 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225806 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%